Net Income (Loss) per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income (Loss) per Share

13. Net Income (Loss) per Share

Basic earnings per share of Class A common stock is computed by dividing net income attributable to common stockholders by the weighted-average number of shares of Class A common stock outstanding during the period. Diluted earnings per share of Class A common stock is computed by dividing net income attributable to common stockholders adjusted for the assumed exchange of all potentially dilutive securities, by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive elements.

Prior to the Business Combination, the membership structure of AST LLC included units which shared in the profits and losses of AST LLC. The Company analyzed the calculation of earnings per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the readers of these unaudited condensed consolidated financial statements. Therefore, earnings per share information has not been presented for periods prior to the Business Combination on April 6, 2021, including for the three months ended March 31, 2021.

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock (in thousands, except per share data):

Three Months Ended March 31, 2022
Numerator
Net loss before allocation to noncontrolling interest	$(37,903)
Net loss attributable to noncontrolling interest	(27,182)
Net loss attributable to common stockholders - basic and diluted	$(10,721)
Denominator
Weighted-average shares of Class A common stock outstanding - basic and diluted	51,760,520
Earnings per share of Class A common stock - basic and diluted	$(0.21)

Shares of the Company’s Class B and Class C common stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B and Class C common stock under the two-class method has not been presented.

At March 31, 2022, the Company excluded from the calculation of diluted earnings per share 51,636,922 shares of Class B common stock, 78,163,078 shares of Class C common stock, 11,498,700 Public Warrants outstanding, 6,100,000 Private Warrants outstanding, and 485,000 unvested performance-based restricted stock units as their effect would have been anti-dilutive.

16. Net Income (Loss) per Share

Basic earnings per share of Class A Common Stock is computed by dividing net income attributable to common stockholders by the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted earnings per share of Class A Common Stock is computed by dividing net income attributable to common stockholders adjusted for the assumed exchange of all potentially dilutive securities, by the weighted-average number of shares of Class A Common Stock outstanding adjusted to give effect to potentially dilutive elements.

Prior to the Business Combination, the membership structure of AST LLC included units which shared in the profits and losses of AST LLC. The Company analyzed the calculation of earnings per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the readers of these consolidated financial statements. Therefore, earnings per share information has not been presented for periods prior to the Business Combination on April 6, 2021. The basic and diluted earnings per share for the year ended December 31, 2021 represents only the period of April 6, 2021 to December 31, 2021.

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A Common Stock (in thousands, except share data):

Year ended December 31, 2021
Numerator
Net loss before allocation to noncontrolling interest	$(73,261)
Net loss attributable to AST LLC pre Business Combination	(11,580)
Net loss attributable to the noncontrolling interest post Business Combination	(42,708)
Net loss attributable to common stockholders - basic and diluted	$(18,973)
Denominator
Weighted-average shares of Class A Common Stock outstanding - basic and diluted	51,729,785
Earnings per share of Class A Common Stock - basic and diluted	$(0.37)

Shares of the Company’s Class B and Class C Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B and Class C Common Stock under the two-class method has not been presented.

At December 31, 2021, the Company excluded from the calculation of diluted earnings per share 51,636,922 shares of Class B Common Stock, 78,163,078 shares of Class C Common Stock, 11,498,800 Public Warrants, 6,100,000 Private Warrants, and 485,000 unvested performance-based restricted stock units as their effect would have been anti-dilutive.